THE LINCOLN NATIONAL LIFE INSURANCE COMPANY


                     Lincoln Life Variable Annuity Account T

                              SEI Variable Annuity
                           SEI Select Variable Annuity


     Supplement dated September 2, 2003 to the Prospectus dated May 1, 2003

     After August 29, 2003, the SEI Variable Annuity and the SEI Select Variable Annuity, issued by The Lincoln National Life Insurance Company, will be called the Individual Variable Annuity C Share and the Individual Variable Annuity B Share, respectively.


                Please keep this Supplement for future reference.